CONTRACTUAL OBLIGATIONS	12 Months Ended
Sep. 30, 2023
Disclosure Of Contractual Obligation [Abstract]
CONTRACTUAL OBLIGATIONS [Text Block]

8. CONTRACTUAL OBLIGATIONS

License agreement

On April 23, 2021, the Company entered into an exclusive license agreement with equity (the "LA") with the Board of Trustees of the UIC (the "University"), whereby the University granted to the Company, in all fields of use and worldwide, an exclusive, non-transferable license with the right to sublicense under the University's rights in and to the Patent Rights (as defined) and a non-exclusive, non-transferable license with the right to sublicense under the University's rights in and to the Technical Information (as defined) to make, have made, construct, have constructed, use, import, sell, and offer for sale royalty-bearing Product (as defined). As consideration for the grant of license, the Company will pay the following amounts (in US$) to the University:

  Signing Fee - a signing fee of $100,000 less $15,000 in option fees was paid (CDN$105,502) and 12,600 common shares of the Company were issued to the University (see Note 6);
  Net Sales - royalties on Net Sales (as defined) ranging from 3% (under $1 billion) to 4.5% (over $2 billion), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues;
  Sublicensee Revenues - royalties (as for net sales above) on Sublicensee Revenue (as defined), with such royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter.
  Annual Minimums - if the total royalties paid to the University for any license year are less than the following annual minimums, the Company must pay the University the amount equal to the shortfall:
  Years 1 and 2 - $nil;
  Year 3 - $5,000;
  Year 4 - $15,000;
  Year 5 - $35,000;
  Year 6 and thereafter - $50,000; and
  After first commercial sale - $250,000 or net sales royalty, whichever is higher.
  Milestone Payments - milestone payments after the occurrence of the following milestone events:

Prior to any sublicensing agreements, joint ventures or change of control:

  $10,000 upon dosing the first patient in a Phase I trial;
  $50,000 upon dosing the first patient in the first Phase II trial;
  $250,000 upon dosing the first patient in a Phase III trial in the first clinical indication; and
  $2 million upon the first commercial sale of each clinical indication.

After any sublicensing agreements, joint ventures or change of control:

  As above;
  $250,000 upon dosing the first patient in each Phase II trial;
  $500,000 upon dosing the first patient in each Phase III trial; and
  $2 million upon the first commercial sale of each clinical indication.

Unless otherwise agreed to in writing by the University, the Company will reimburse the University for all documented costs and expenses in connection with the Patent Rights, including the preparation, filing, prosecution, maintenance and defense thereof. From time to time, the anticipated costs and expenses may be significant and, upon request, the Company will pay the estimated costs and expenses in advance of such costs and expenses being incurred by the University.

The term of the LA ends on the later of the last to expire of the Patent Rights, expiration of regulatory exclusivity for Product or when the Company provides notice that use of Technical Information has ceased. The University has the right to terminate the LA if the Company fails to make any required payments or is in breach of any provision of the LA. The Company may terminate the LA at any time upon providing at least 90 days written notice to the University.

Related party contracts

On June 5, 2020, the Company entered into an independent consultant agreement (the "ICA") whereby the consultant, a private corporation incorporated in the State of California, USA, was engaged and the consultant's representative will serve as the Company's Chief Medical Officer, with the services being provided in California. As compensation for performing these services, the consultant or the consultant's representative will participate in the Company's equity incentive plans and will be eligible for cash payments in respect of fees at such time as the Company begins to compensate other C-level personnel in cash and in similar proportion to total compensation (the "fees"). The non-cash portion of the consultant's fees was in the form of a grant of 30,000 vested stock options and 76,000 RSUs. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by either party giving the other 30 days written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless either party gives the other 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000 and increased it to US$25,000 in August 2021. The Chief Medical Officer's engagement was terminated effective November 23, 2022 and the RSUs and options were cancelled (see Note 6).

On October 29, 2020, the Company entered into an independent contractor agreement (the "ICA") whereby the contractor was engaged to serve as the Company's Chief Science Officer on an as-needed basis. The contractor will be compensated for these services as determined by the Board of Directors of the Company. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing five working days written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000 and increased it to US$25,000 in August 2021. Services provided by the Chief Science Officer ceased at the end of March 2022 and no further payments were made or due by the Company from April 2022 onwards. The Chief Science Officer later resigned at the end of June 2022.

The Company entered into several director indemnity agreements (the "DIAs") with the directors of the Company. Pursuant to the DIAs and subject to all applicable laws, including the applicable limitations and restrictions set forth in the Business Corporations Act (British Columbia), the Company will:

  Indemnify and save harmless the Directors against and from:
  any and all charges or claims by reason of them being or having been a director of the Company or another corporation, at a time when the other corporation is or was an affiliate of the Company, or at the request of the Company;
  any and all costs, damages, expenses, fines, liabilities, losses and penalties (the "Consequences") which they may sustain, incur or be liable for in consequence of their acting as a director of the Company, whether sustained or incurred by reason of their negligence, default, breach of duty or trust, failure to exercise due diligence or otherwise in relation to the Company or any of its affairs; and
  in particular, and without in any way limiting the generality of the foregoing, any and all Consequences which they may sustain, incur or be liable for as a result of or in connection with the release or presence in the environment of substances, contaminants, litter, waste, effluent, refuse, pollutants or deleterious materials and that arise out of or are in any way connected with the management, operation, activities or existence of the Company or by virtue of them holding any other directorship with any other entity at the Company's request.
  gross up any indemnity payment made pursuant to the DIAs by the amount of any income tax payable by the Directors in respect of that payment; and
  indemnify the Directors for the amount of all costs they incur in obtaining any Court approval required to enable or require the Company to make a payment to them under the DIAs, or enforce the DIAs against the Company, including without limitation legal fees and disbursements on a full indemnity basis.

Notwithstanding the above-noted, the Company will have no obligation to indemnify or save harmless the Directors in respect of any liability for which they are entitled to indemnity pursuant to any valid and collectible policy of insurance obtained and maintained by the Company, to the extent of the amounts actually collected by the Directors under the insurance policy.

On April 11, 2022, the Company entered into a scientific advisory board agreement with Karl Deisseroth ("Deisseroth") pursuant to which the Company will pay Deisseroth a monthly fee of US$4,167 and issued an aggregate 5,000 common shares (the "Payment Shares") in the capital of the Company (see Note 6).

On November 13, 2022, the Company entered into an ICA whereby the contractor was engaged to serve as the Chief Medical Officer of the Company effective December 1, 2022. The Company agreed to pay a signing bonus of US$35,000 upon the execution of the ICA and a fee of US$205,000 annually, payable in monthly installments. The Company also agreed to reimburse for reasonable and approved expenses arising in connection with the performance of the services. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing one month written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In connection with the ICA, the Company granted 60,000 options with an exercise price of $8.25 per share (see Note 6).

Scientific advisory board agreements

The Company entered into numerous scientific advisory board agreements (the "SABAs") whereby the advisors were retained to serve as members of the Company's scientific advisory board and as consultants to the Company and senior management in the areas of scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisors hourly rates of $150 and $160 per hour. The Company also granted 26,000 stock options to the advisors as part of the Company's November 17, 2020 and April 28, 2021 grant of options of which 4,000 options were cancelled on January 21, 2021. In addition, the Company granted 12,000 RSU's to the advisors of the Company on February 4, 2022 and February 11, 2022 (see Note 6). The advisors have the same hour requirements and restrictions as noted below. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the SABAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.

Consulting agreements

The Company has entered into numerous consulting agreements (the "CAs") whereby the consultants were retained to serve as advisors to the Company and senior management in the areas of public relations and content creation and scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisors hourly rates between US$30 to US$600. The Company also granted 60,400 stock options to six advisors as part of the Company's November 17, 2020 and April 28, 2021 grant of options of which 32,000 options were cancelled on December 1, 2022 and January 30, 2023 (see Note 6). The advisors being paid $400 and $600 per hour will reserve at least six full days of services to the Company and such additional days as requested by the Company each annual period, but not to exceed 36 full days of service per year unless otherwise agreed and up to a maximum of 288 hours total per year, unless otherwise agreed. The services will continue for initial terms of one year unless sooner terminated. At the end of the initial terms, the CAs will automatically be extended for an additional one-year period(s) unless either party gives the other 30 days written notice.

On October 9, 2020, the Company entered into a CA whereby the consultant was retained to serve as an advisor to the Company in the areas of scientific, technical and business advice. As compensation for performing these services, the Company will pay the advisor an hourly rate of US$130. The Company granted 18,000 stock options to the consultant on November 17, 2020 which were cancelled in December 2021.

On November 6, 2020, the Company entered into a sponsored research agreement (the "SRA") with the University of Texas Medical Branch (the "UTMB") whereby the UTMB conducted a research program on behalf of the Company. Pursuant to the SRA, the agreement is effective as of October 15, 2020 and the research program was carried out through to its conclusion on February 15, 2021. As consideration for UTMB's performance, the Company paid US$66,764 which was recorded in research and development costs.

On November 17, 2020, the Company entered into an ICA whereby the contractor was engaged to serve as the Company's Vice President (Discovery). The contractor will be compensated for these services as determined by the Board of Directors of the Company. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing five working days written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In March 2021, the Board of Directors authorized a monthly fee of US$15,000.

On November 1, 2021, the Company entered into a letter agreement (the "LA") with a New York-based company, whereby the company will provide investor relations services to the Company. As compensation for performing these services, the Company will pay a non-refundable monthly retainer of US$5,000 and issue 2,240 shares of restricted stock in three tranches: 760 on January 1, 2022; 740 on April 1, 2022 and 740 on July 1, 2022. If the contract is terminated prior to the issuance date, the outstanding balance is not owed. The services will continue for an initial term of one year unless sooner terminated by either party giving the other 15 days written notice.